Financial Instruments (Schedule of Carrying Amounts of Recognized Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross amounts of financial assets (liabilities) recognized [Member]
Financial assets
Customers	₪ 209	₪ 136
Financial liabilities
Suppliers and expenses payable	(216)	(108)
Gross amounts of financial assets (liabilities) recognized and offset in the consolidated statements of financial position [Member]
Financial assets
Customers	(193)	(89)
Financial liabilities
Suppliers and expenses payable	193	89
Net amounts of financial assets (liabilities) presented in the consolidated statements of financial position [Member]
Financial assets
Customers	16	47
Financial liabilities
Suppliers and expenses payable	₪ (23)	₪ (19)